Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	CBL International Limited
Place of Incorporation	Cayman Islands
Principal activities	Ultimate holding Company
Banle International Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International Group Limited
Place of Incorporation	British Virgin Islands
Principal activities	Investment holding
Ownership percentage	100.00%
Banle International Marketing Limited ("Banle Marketing") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International Marketing Limited
Place of Incorporation	Labuan, Malaysia
Principal activities	Marketing service
Ownership percentage	100.00%
Banle International Malaysia Sdn Bhd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International (Malaysia) Sdn. Bhd.
Place of Incorporation	Kuala Lumpur, Malaysia
Principal activities	Sales and distribution of marine fuel
Ownership percentage	100.00%
Banle Energy International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle Energy International Limited (“Banle HK”)
Place of Incorporation	Hong Kong
Principal activities	Sales and distribution of marine fuel
Ownership percentage	100.00%
Reliance China Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Reliance (China) Limited
Place of Incorporation	Hong Kong
Principal activities	Business management
Ownership percentage	100.00%
Banle International China Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International (China) Limited (“Banle China”)
Place of Incorporation	Hong Kong
Principal activities	Investment holding
Ownership percentage	100.00%
Majestic Energy Shenzhen [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Majestic Energy (Shenzhen) Co. Limited
Place of Incorporation	PRC
Principal activities	Investment holding (Dormant)
Ownership percentage	100.00%
Majestic Energy Singapore [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Majestic Energy (Singapore) Pte Limited (“Majestic Singapore”)
Place of Incorporation	Singapore
Principal activities	Sales and distribution of marine fuel
Ownership percentage	100.00%
Banle Energy Europe Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle Energy (Europe) Limited (“Banle Europe”)
Place of Incorporation	Ireland
Principal activities	Business management
Ownership percentage	100.00%
Banle Energy Ireland Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle Energy (Ireland) Limited (“Banle Ireland”)
Place of Incorporation	Ireland
Principal activities	Sales and distribution of marine fuel
Ownership percentage	55.00%